Distribution Date:	09/17/21	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2012-LC9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839, | Greenwich, CT 06831
Historical Detail	17	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	18				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	19		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46639EAA9	0.669800%	42,171,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639EAB7	1.676900%	163,562,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639EAC5	2.475100%	54,126,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639EAD3	2.610600%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46639EAE1	2.840000%	320,108,000.00	199,529,470.32	0.00	472,219.75	0.00	0.00	472,219.75	199,529,470.32	60.00%	30.00%
A-SB	46639EAF8	2.436800%	70,393,000.00	15,712,569.45	813,207.51	31,906.99	0.00	0.00	845,114.50	14,899,361.94	60.00%	30.00%
A-S	46639EAJ0	3.353300%	85,756,000.00	85,756,000.00	0.00	239,638.00	0.00	0.00	239,638.00	85,756,000.00	44.00%	22.00%
B	46639EAK7	3.811900%	54,937,000.00	54,937,000.00	0.00	174,511.96	0.00	0.00	174,511.96	54,937,000.00	33.75%	16.87%
C	46639EAL5	4.507955%	38,858,000.00	38,858,000.00	0.00	145,975.11	0.00	0.00	145,975.11	38,858,000.00	26.50%	13.25%
D	46639EAN1	4.507955%	20,099,000.00	20,099,000.00	0.00	75,504.50	0.00	0.00	75,504.50	20,099,000.00	22.75%	11.37%
E	46639EAP6	4.507955%	40,198,000.00	40,198,000.00	0.00	151,008.99	0.00	0.00	151,008.99	40,198,000.00	15.25%	7.62%
F	46639EAQ4	4.507955%	21,438,000.00	21,438,000.00	0.00	80,534.62	0.00	0.00	80,534.62	21,438,000.00	11.25%	5.63%
G	46639EAR2	4.507955%	21,439,000.00	21,439,000.00	0.00	80,538.38	0.00	0.00	80,538.38	21,439,000.00	7.25%	3.63%
NR	46639EAS0	4.507955%	38,858,167.00	38,858,167.00	0.00	36,044.08	0.00	0.00	36,044.08	38,858,167.00	0.00%	0.00%
R	46639EAT8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,071,943,168.00	536,825,206.77	813,207.51	1,487,882.38	0.00	0.00	2,301,089.89	536,011,999.26

Notional Certificates
X-A	46639EAG6	1.542761%	836,116,000.00	300,998,039.77	0.00	386,973.38	0.00	0.00	386,973.38	300,184,832.26
X-B	46639EAH4	0.407689%	93,795,000.00	93,795,000.00	0.00	31,866.00	0.00	0.00	31,866.00	93,795,000.00
Notional SubTotal			929,911,000.00	394,793,039.77	0.00	418,839.38	0.00	0.00	418,839.38	393,979,832.26

Deal Distribution Total					813,207.51	1,906,721.76	0.00	0.00	2,719,929.27

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

(3) Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to page 5.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639EAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639EAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639EAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639EAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46639EAE1	623.31922451	0.00000000	1.47518884	0.00000000	0.00000000	0.00000000	0.00000000	1.47518884	623.31922451
A-SB	46639EAF8	223.21210135	11.55239172	0.45326936	0.00000000	0.00000000	0.00000000	0.00000000	12.00566107	211.65970963
A-S	46639EAJ0	1,000.00000000	0.00000000	2.79441672	0.00000000	0.00000000	0.00000000	0.00000000	2.79441672	1,000.00000000
B	46639EAK7	1,000.00000000	0.00000000	3.17658336	0.00000000	0.00000000	0.00000000	0.00000000	3.17658336	1,000.00000000
C	46639EAL5	1,000.00000000	0.00000000	3.75662952	0.00000000	0.00000000	0.00000000	0.00000000	3.75662952	1,000.00000000
D	46639EAN1	1,000.00000000	0.00000000	3.75662968	0.00000000	0.00000000	0.00000000	0.00000000	3.75662968	1,000.00000000
E	46639EAP6	1,000.00000000	0.00000000	3.75662943	0.00000000	0.00000000	0.00000000	0.00000000	3.75662943	1,000.00000000
F	46639EAQ4	1,000.00000000	0.00000000	3.75662935	0.00000000	0.00000000	0.00000000	0.00000000	3.75662935	1,000.00000000
G	46639EAR2	1,000.00000000	0.00000000	3.75662951	0.00000000	0.00000000	0.00000000	0.00000000	3.75662951	1,000.00000000
NR	46639EAS0	1,000.00000000	0.00000000	0.92758055	2.82904904	23.03651559	0.00000000	0.00000000	0.92758055	1,000.00000000
R	46639EAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639EAG6	359.99555058	0.00000000	0.46282260	0.00000000	0.00000000	0.00000000	0.00000000	0.46282260	359.02294928
X-B	46639EAH4	1,000.00000000	0.00000000	0.33974092	0.00000000	0.00000000	0.00000000	0.00000000	0.33974092	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	08/01/21 - 08/30/21	30	0.00	472,219.75	0.00	472,219.75	0.00	0.00	0.00	472,219.75	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	31,906.99	0.00	31,906.99	0.00	0.00	0.00	31,906.99	0.00
A-S	08/01/21 - 08/30/21	30	0.00	239,638.00	0.00	239,638.00	0.00	0.00	0.00	239,638.00	0.00
B	08/01/21 - 08/30/21	30	0.00	174,511.96	0.00	174,511.96	0.00	0.00	0.00	174,511.96	0.00
C	08/01/21 - 08/30/21	30	0.00	145,975.11	0.00	145,975.11	0.00	0.00	0.00	145,975.11	0.00
D	08/01/21 - 08/30/21	30	0.00	75,504.50	0.00	75,504.50	0.00	0.00	0.00	75,504.50	0.00
E	08/01/21 - 08/30/21	30	0.00	151,008.99	0.00	151,008.99	0.00	0.00	0.00	151,008.99	0.00
F	08/01/21 - 08/30/21	30	0.00	80,534.62	0.00	80,534.62	0.00	0.00	0.00	80,534.62	0.00
G	08/01/21 - 08/30/21	30	0.00	80,538.38	0.00	80,538.38	0.00	0.00	0.00	80,538.38	0.00
NR	08/01/21 - 08/30/21	30	785,225.11	145,975.74	0.00	145,975.74	109,931.66	0.00	0.00	36,044.08	895,156.77
X-A	08/01/21 - 08/30/21	30	0.00	386,973.38	0.00	386,973.38	0.00	0.00	0.00	386,973.38	0.00
X-B	08/01/21 - 08/30/21	30	0.00	31,866.00	0.00	31,866.00	0.00	0.00	0.00	31,866.00	0.00
Totals			785,225.11	2,016,653.42	0.00	2,016,653.42	109,931.66	0.00	0.00	1,906,721.76	895,156.77

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Non-EC)	46639EAJ0	3.353300%	85,756,000.00	85,756,000.00	0.00	239,638.00	0.00	0.00	239,638.00	85,756,000.00
A-S (EC)	N/A	N/A	85,756,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Non-EC)	46639EAK7	3.811900%	54,937,000.00	54,937,000.00	0.00	174,511.96	0.00	0.00	174,511.96	54,937,000.00
B (EC)	N/A	N/A	54,937,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Non-EC)	46639EAL5	4.507955%	38,858,000.00	38,858,000.00	0.00	145,975.11	0.00	0.00	145,975.11	38,858,000.00
C (EC)	N/A	N/A	38,858,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total				179,551,000.00	0.00	560,125.07	0.00	0.00	560,125.07	179,551,000.00

Exchangeable Certificate Details
EC	46639EAM3	N/A	179,551,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			179,551,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Up to the full certificate balance of the Class A-S, Class B and Class C certificates may be exchanged for Class EC certificates, and Class EC certificates may be exchanged for up to the full certificate balance of the Class A-S, Class B and Class C certificates.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 26

Additional Information
Total Available Distribution Amount (1)	2,719,929.27
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,024,783.79	Master Servicing Fee	5,310.59
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,941.52
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	Senior Trust Advisor Fee	878.31
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,024,783.79	Total Fees	8,130.41

Principal		Expenses/Reimbursements
Scheduled Principal	813,207.55	Reimbursement for Interest on Advances	113.32
Unscheduled Principal Collections		ASER Amount	78,914.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,903.55
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	813,207.55	Total Expenses/Reimbursements	109,931.66

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,906,721.76
Excess Liquidation Proceeds	0.00	Principal Distribution	813,207.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,719,929.27
Total Funds Collected	2,837,991.34	Total Funds Distributed	2,837,991.34

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	536,825,206.81	536,825,206.81	Beginning Certificate Balance	536,825,206.77
(-) Scheduled Principal Collections	813,207.55	813,207.55	(-) Principal Distributions	813,207.51
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.04)	(0.04)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	536,011,999.30	536,011,999.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	537,120,533.57	537,120,533.57	Ending Certificate Balance	536,011,999.26
Ending Actual Collateral Balance	536,123,426.04	536,123,426.04

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.04)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.04)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.51
			UC / (OC) Interest	0.00
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	45,214,421.04	8.44%	13	4.8850	NAP	Defeased	5	45,214,421.04	8.44%	13	4.8850	NAP
$9,999,999 or less	13	61,949,123.29	11.56%	14	4.7242	2.157342	1.30 or less	5	161,606,669.66	30.15%	3	4.4271	0.802089
$10,000,000 to $24,999,999	3	42,133,214.30	7.86%	14	4.9979	1.411173	1.31 to 1.40	2	166,994,383.74	31.15%	15	3.8798	1.352561
$25,000,000 to $49,999,999	4	143,775,020.98	26.82%	2	4.4900	1.430107	1.41 to 1.50	3	25,027,857.25	4.67%	14	5.1643	1.456826
$50,000,000 to $99,999,999	2	128,384,826.89	23.95%	13	4.5855	1.084226	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or greater	1	114,555,392.80	21.37%	15	3.4000	1.340000	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
Totals	28	536,011,999.30	100.00%	11	4.3802	1.419913	1.76 to 2.00	6	73,617,385.92	13.73%	14	4.8152	1.957846
							2.01 to 2.25	2	8,715,616.50	1.63%	14	4.9609	2.162412
							2.26 of Greater	5	54,835,665.19	10.23%	14	4.3158	2.489007
							Totals	28	536,011,999.30	100.00%	11	4.3802	1.419913

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	45,214,421.04	8.44%	13	4.8850	NAP
							Defeased	5	45,214,421.04	8.44%	13	4.8850	NAP
Alabama	1	4,511,685.00	0.84%	12	5.0000	1.950000
							Lodging	5	23,537,874.77	4.39%	15	5.1807	1.468900
Arkansas	2	8,805,736.00	1.64%	13	4.9070	2.064010
							Multi-Family	8	25,564,076.89	4.77%	14	5.0532	1.419441
California	2	14,971,828.49	2.79%	14	4.8539	1.800009
							Office	1	39,546,693.80	7.38%	15	4.1000	0.820000
Delaware	1	5,600,000.00	1.04%	13	4.1500	2.360000
							Retail	30	402,148,932.79	75.03%	10	4.2614	1.462466
Florida	2	4,178,165.19	0.78%	12	5.4013	2.754507
							Totals	49	536,011,999.30	100.00%	11	4.3802	1.419913
Illinois	4	13,595,027.19	2.54%	14	4.5522	1.885509
Kentucky	1	2,895,949.95	0.54%	14	5.1700	1.460000
Maryland	1	11,340,000.00	2.12%	14	4.8500	1.980000
Missouri	2	166,994,383.74	31.15%	15	3.8798	1.352561
New Jersey	2	15,571,000.00	2.90%	14	4.7901	2.042634
New York	3	26,992,024.97	5.04%	14	4.5415	2.122362
North Carolina	1	10,620,000.00	1.98%	14	4.8500	1.980000
Ohio	1	5,926,464.92	1.11%	13	4.5290	1.860000
Oregon	1	28,700,327.18	5.35%	(46)	4.7500	0.460000
Pennsylvania	3	124,567,529.75	23.24%	14	4.2555	0.968773
South Carolina	2	8,602,674.86	1.60%	14	5.1700	1.460000
Tennessee	1	553,637.49	0.10%	14	5.1700	1.460000
Texas	12	23,354,981.09	4.36%	15	4.9026	1.632528
Virginia	2	13,016,162.43	2.43%	15	4.5480	2.156365
Totals	49	536,011,999.30	100.00%	11	4.3802	1.419913

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 26

			Current Mortgage Loan and Property Stratification

		Note Rate							Seasoning
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
	Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	45,214,421.04	8.44%	13	4.8850	NAP	Defeased	5	45,214,421.04	8.44%	13	4.8850	NAP
4.00000% or less	1	114,555,392.80	21.37%	15	3.4000	1.340000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
4.00001% to 4.30%	3	75,814,693.80	14.14%	14	4.1355	1.571790	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
4.30001% to 4.55%	3	91,738,300.87	17.11%	13	4.3559	1.122910	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
4.55001% to 4.75%	3	44,997,327.18	8.39%	(24)	4.7074	1.087752	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
4.75001% to 4.95%	5	113,295,618.13	21.14%	14	4.8805	1.667175	49 months or greater	23	490,797,578.26	91.56%	11	4.3337	1.408766
4.95001% to 5.15%	4	24,018,802.09	4.48%	14	5.0484	1.418308	Totals	28	536,011,999.30	100.00%	11	4.3802	1.419913
5.15001% to 5.35%	2	19,000,949.71	3.54%	14	5.1773	1.475876
5.35001% or Greater	2	7,376,493.68	1.38%	14	5.4189	2.141565
Totals	28	536,011,999.30	100.00%	11	4.3802	1.419913

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 26

			Current Mortgage Loan and Property Stratification

	Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	45,214,421.04	8.44%	13	4.8850	NAP	Defeased	5	45,214,421.04	8.44%	13	4.8850	NAP
60 months or less	23	490,797,578.26	91.56%	11	4.3337	1.408766	Interest Only	10	124,581,921.00	23.24%	14	4.5942	2.176891
61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	13	366,215,657.26	68.32%	10	4.2451	1.147459
Totals	28	536,011,999.30	100.00%	11	4.3802	1.419913	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
							331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	28	536,011,999.30	100.00%	11	4.3802	1.419913

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 12 of 26

			Current Mortgage Loan and Property Stratification

		Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Defeased	5	45,214,421.04	8.44%	13	4.8850	NAP				None
Underwriter's Information	3	76,153,449.71	14.21%	14	4.8560	1.929383
12 months or less	0	0.00	0.00%	0	0.0000	0.000000
13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
25 Months or more	20	414,644,128.55	77.36%	10	4.2378	1.313149
Totals	28	536,011,999.30	100.00%	11	4.3802	1.419913

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

   CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	30289496	RT	Des Peres	MO	Actual/360	3.40025%	336,096.66	240,428.94	0.00	N/A	12/01/22	--	114,795,821.70	114,555,392.80	09/01/21
2	30289497	RT	Homestead	PA	Actual/360	4.34925%	284,864.84	120,106.92	0.00	N/A	10/06/22	--	76,065,942.87	75,945,835.95	09/06/21
4	30289499	RT	Lee`s Summit	MO	Actual/360	4.92825%	222,914.86	91,218.80	0.00	11/06/22	11/06/37	--	52,530,209.74	52,438,990.94	09/06/21
7	30289502	RT	Various	Various	Actual/360	4.85025%	200,717.25	0.00	0.00	11/06/22	11/06/32	--	48,060,000.00	48,060,000.00	09/06/21
8	30289503	OF	Philadelphia	PA	Actual/360	4.10025%	139,921.07	84,766.17	0.00	N/A	12/01/22	--	39,631,459.97	39,546,693.80	09/01/21
12	30289507	RT	Salem	OR	Actual/360	4.75025%	117,620.66	55,827.08	0.00	N/A	11/01/17	--	28,756,154.26	28,700,327.18	07/01/21
15	30289510	RT	Various	Various	Actual/360	4.15025%	98,159.95	0.00	0.00	10/06/22	10/06/37	--	27,468,000.00	27,468,000.00	09/06/21
16	30289511	OF	Encino	CA	Actual/360	4.96125%	98,769.56	32,435.62	0.00	N/A	10/06/22	--	23,120,365.68	23,087,930.06	09/06/21
18	30289513	MF	Various	Various	Actual/360	5.17025%	81,307.00	35,806.45	0.00	N/A	11/06/22	--	18,263,256.16	18,227,449.71	09/06/21
20	30289515	LO	Corpus Christi	TX	Actual/360	5.05325%	56,329.25	39,933.08	0.00	N/A	12/06/22	--	12,945,697.67	12,905,764.59	09/06/21
25	30289520	LO	Austin	TX	Actual/360	4.90025%	39,492.48	19,152.82	0.00	N/A	11/06/22	--	9,359,640.42	9,340,487.60	09/06/21
26	30289521	RT	Los Angeles	CA	Actual/360	4.64825%	44,026.89	0.00	0.00	N/A	11/01/22	--	11,000,000.00	11,000,000.00	09/01/21
28	30289523	RT	Various	Various	Actual/360	4.30525%	36,574.08	0.00	0.00	12/01/22	04/01/24	--	9,866,000.00	9,866,000.00	09/01/21
29	30289524	RT	Gainesville	VA	Actual/360	4.25025%	32,205.56	0.00	0.00	12/01/22	12/01/31	--	8,800,000.00	8,800,000.00	09/01/21
32	30289527	RT	Chardon	OH	Actual/360	4.52925%	23,190.02	19,735.93	0.00	N/A	10/06/22	--	5,946,200.85	5,926,464.92	09/06/21
33	30289528	OF	Palm Beach	FL	Actual/360	4.70025%	24,661.40	12,939.84	0.00	N/A	10/06/22	--	6,093,412.86	6,080,473.02	09/06/21
34	30289529	OF	Austin	TX	Actual/360	4.60025%	21,576.27	11,745.61	0.00	N/A	10/06/22	--	5,447,025.73	5,435,280.12	09/06/21
35	30289530	RT	Jonesboro	AR	Actual/360	4.85025%	22,803.08	0.00	0.00	11/06/22	11/06/32	--	5,460,000.00	5,460,000.00	09/06/21
36	30289531	RT	Various	TX	Actual/360	4.60025%	20,982.01	0.00	0.00	11/01/22	11/01/24	--	5,297,000.00	5,297,000.00	09/01/21
37	30289532	MF	Chicago	IL	Actual/360	4.76325%	18,522.94	8,121.05	0.00	N/A	11/06/22	--	4,516,169.19	4,508,048.14	09/06/21
38	30289533	LO	Fresno	CA	Actual/360	5.42425%	18,606.53	11,871.33	0.00	N/A	11/06/22	--	3,983,699.82	3,971,828.49	09/06/21
39	30289534	RT	Millbrook	AL	Actual/360	5.00025%	19,425.31	0.00	0.00	09/06/22	09/06/37	--	4,511,685.00	4,511,685.00	09/06/21
40	30289535	LO	Panama City Beach	FL	Actual/360	5.41325%	15,917.65	10,265.17	0.00	N/A	10/06/22	--	3,414,930.36	3,404,665.19	09/06/21
41	30289536	LO	Corpus Christi	TX	Actual/360	5.14725%	14,473.51	9,965.78	0.00	N/A	12/06/22	--	3,265,582.28	3,255,616.50	09/06/21
42	30289537	RT	Greenwood	AR	Actual/360	5.00025%	14,405.25	0.00	0.00	09/06/22	09/06/37	--	3,345,736.00	3,345,736.00	09/06/21
43	30289538	MF	Chicago	IL	Actual/360	4.76325%	11,622.24	5,095.56	0.00	N/A	11/06/22	--	2,833,674.61	2,828,579.05	09/06/21
44	30289539	MH	Kyle	TX	Actual/360	5.50025%	6,034.00	3,791.40	0.00	N/A	10/06/22	--	1,274,041.64	1,270,250.24	09/06/21
45	30289540	RT	Middleburg	FL	Actual/360	5.35025%	3,563.47	0.00	0.00	05/06/22	05/06/37	--	773,500.00	773,500.00	09/06/21
Totals							2,024,783.79	813,207.55	0.00				536,825,206.81	536,011,999.30
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,428,138.49	3,697,405.63	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,378,183.83	1,262,219.24	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,692,311.55	1,406,292.68	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,097,375.61	6,163,823.62	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,444,388.58	2,861,453.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	878,575.82	246,582.80	01/01/21	03/31/21	12/11/20	19,333,962.58	78,914.79	94,181.33	267,484.97	0.00	0.00
15	2,832,838.87	2,834,005.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,781,584.38	3,268,977.32	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,202,307.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,070,543.33	1,072,687.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	959,048.20	1,038,812.04	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,015,045.69	956,714.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,006,667.00	1,020,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	596,510.56	617,249.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	769,294.25	769,643.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	556,357.94	416,348.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	482,416.77	148,776.79	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	447,698.04	447,698.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	549,217.02	1,028,990.66	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	1,818.70	0.00
41	390,461.91	710,631.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	332,000.04	332,000.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	355,454.00	308,853.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	82,934.80	83,181.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	51,349,354.58	30,692,348.02				19,333,962.58	78,914.79	94,181.33	267,484.97	1,818.70	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,700,327.18	0	0.00	0	0.00	0	0.00	4.380236%	4.362648%	11
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,756,154.26	0	0.00	0	0.00	0	0.00	4.380126%	4.362537%	12
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,811,753.92	0	0.00	0	0.00	2	53,981,828.00	4.380016%	4.362427%	13
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,870,920.93	0	0.00	0	0.00	1	6,551,547.65	4.431852%	4.414399%	14
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,926,053.08	0	0.00	0	0.00	0	0.00	4.436900%	4.418969%	15
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,984,769.44	0	0.00	0	0.00	0	0.00	4.436833%	4.418902%	16
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	29,039,437.81	0	0.00	0	0.00	0	0.00	4.436761%	4.418829%	17
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	1	29,105,357.42	0	0.00	0	0.00	0	0.00	4.436704%	4.418772%	18
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	1	29,159,534.56	0	0.00	0	0.00	0	0.00	4.436631%	4.418699%	19
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	1	29,213,491.01	0	0.00	0	0.00	0	0.00	4.436559%	4.418626%	20
11/18/20	0	0.00	0	0.00	0	0.00	0	0.00	1	29,271,074.08	0	0.00	0	0.00	0	0.00	4.436491%	4.418558%	21
10/19/20	0	0.00	0	0.00	0	0.00	0	0.00	1	29,324,576.16	0	0.00	0	0.00	0	0.00	4.436418%	4.418485%	22
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	30289507	07/01/21	1	5	94,181.33	267,484.97	0.00	28,811,753.92	08/15/17	7			08/30/18
Totals					94,181.33	267,484.97	0.00	28,811,753.92

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing		Non-Performing	REO/Foreclosure

Past Maturity		28,700,327	0		0	28,700,327
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		341,290,760	341,290,760		0	0
25 - 36 Months		9,866,000	9,866,000		0	0
37 - 48 Months		5,297,000	5,297,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		150,857,912	150,857,912		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	536,011,999	507,311,672	0	0	0	28,700,327
Aug-21	536,825,207	508,069,053	0	0	0	28,756,154
Jul-21	537,635,409	508,823,655	0	0	0	28,811,754
Jun-21	592,473,875	563,602,954	0	0	0	28,870,921
May-21	599,951,277	571,025,224	0	0	0	28,926,053
Apr-21	600,931,584	571,946,814	0	0	0	28,984,769
Mar-21	601,850,255	572,810,817	0	0	0	29,039,438
Feb-21	602,940,018	573,834,661	0	0	0	29,105,357
Jan-21	603,851,113	574,691,578	0	0	0	29,159,535
Dec-20	604,758,777	575,545,286	0	0	0	29,213,491
Nov-20	605,721,546	576,450,472	0	0	0	29,271,074
Oct-20	606,622,165	577,297,589	0	0	0	29,324,576
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30289496	114,555,392.80	114,555,392.80	340,000,000.00	11/02/12	3,387,004.63	1.34000	03/31/21	12/01/22	254
12	30289507	28,700,327.18	28,811,753.92	10,500,000.00	10/09/20	237,321.05	0.46000	03/31/21	11/01/17	254
Totals		143,255,719.98	143,367,146.72	350,500,000.00		3,624,325.68

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30289496	RT	MO	04/06/20	3

9/13/2021 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Parent Co of Borrower filed BNK. Reviewing options with counsel and Borrower as case progresses.

12	30289507	RT	OR	08/15/17	7

9/13/2021 - Property foreclosed on 8/30/18. Property has been well maintained. Collateral is 83% occupied inclusive of inline (permanent and specialty leasing) as well as the theater out parcel). Inline occupancy is 65%. Jones Lang LaSalle has been retained for both management and leasing. Expected resolution date is October 2021. Per Government order on State, property was closed 3/24/20 temporarily due to COVID-19. Mall reopened 5/22/20. Theater opened end of May 2021. Property is listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	24,712.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	6,190.56	0.00	0.00	78,914.79	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	113.32	0.00	0.00	0.00
Total	0.00	0.00	30,903.55	0.00	0.00	78,914.79	0.00	0.00	113.32	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 109,931.66

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 26 of 26